SHAREHOLDERS' EQUITY (Summary Of Stock Options Granted) (Details) - Stock Option [Member] - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Number of awards
Outstanding at beginning of year	3,723,286
Granted	973,783
Exercised	(267,765)
Forfeited or expired	(222,098)
Outstanding at end of the period	4,207,206
Options exercisable at end of the period	1,946,843
Vested and expected to vest	3,752,649
Weighted average exercise price
Outstanding at beginning of year	$ 2.52
Granted	2.63
Exercised	2.44
Forfeited or expired	2.21
Outstanding at end of the period	2.57
Options exercisable at end of the period	2.58
Vested and expected to vest	$ 2.57
Weighted average remaining contractual term (in years)
Outstanding at end of the period	4 years 1 month 13 days	4 years 21 days
Options exercisable at end of the period	3 years 7 months 6 days
Vested and expected to vest	4 years 3 days
Aggregate intrinsic value
Outstanding at beginning of year	$ 8,005
Outstanding at end of the period	603
Options exercisable at end of the period	323
Vested and expected to vest	$ 560